Prospectus Supplement dated May 10, 2005 to:                       225130  5/05
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PUTNAM HIGH YIELD TRUST
Prospectuses dated December 30, 2004

The sixth paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown. The following table also shows the dollar range of shares of the fund owned by these professionals as of September 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.



--------------------------------------------------------------------------------------------------------
Portfolio Leader       Joined     Employer           Positions Over                    Dollar Range of
                       Fund                          Past Five Years                   Fund Shares Owned
--------------------------------------------------------------------------------------------------------
Paul D. Scanlon        2002       Putnam Management  Team Leader, U.S. High Yield      $10,001 - $50,000
                                  1999 - Present     Previously, Portfolio Manager;
                                                     Analyst
--------------------------------------------------------------------------------------------------------
Portfolio Member       Joined     Employer           Positions Over                    Dollar Range of
                       Fund                          Past Five Years                   Fund Shares Owned
--------------------------------------------------------------------------------------------------------
Robert L. Salvin       2005       Putnam Management  Portfolio Manager                        N/A*
                                  2000 - Present     Previously, Analyst; Equity
                                                     Capital Market Specialist
--------------------------------------------------------------------------------------------------------

* Became a portfolio member of the fund after September 30, 2004.
